Parent Company Statements (Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 82,140	$ 58,101	$ 74,192
(Decrease) increase in other liabilities	(10,826)	180	(30,622)
Net cash provided by operating activities	126,731	126,134	72,338
Net cash used in investing activities	271,216	(352,080)	(5,346)
Proceeds from issuance of subordinated notes			35,250
Net cash (used in) provided by financing activities	(374,241)	200,635	(79,163)
(Decrease) increase in cash	23,706	(25,311)	(12,171)
Parent Company [Member]
Net income	82,140	58,101	74,192
Undistributed losses of subsidiaries	17,954	20,460	1,900
Other than temporary impairment charge, investments	(560)	23	140
(Increase) decrease in other assets	(20,204)	7,321	(18,420)
(Decrease) increase in other liabilities	(9,575)	(3,763)	24,178
Net cash provided by operating activities	69,755	82,142	81,990
Purchase of investment securities	(250)		(113)
Capital contribution to subsidiary	(26,000)	(52,000)	(37,000)
Repayment of debentures receivable from subsidiaries		2,500
Net cash used in investing activities	(26,250)	(49,500)	(37,113)
Cash dividends paid	(62,907)	(62,076)	(58,035)
Proceeds from issuance of common stock and warrants		33,541	53,475
Proceeds from issuance of subordinated notes			35,250
Cash payment for fractional shares	(2)	(4)	(2)
Net cash (used in) provided by financing activities	(62,909)	(28,539)	30,688
(Decrease) increase in cash	(19,404)	4,103	75,565
Cash at beginning of year	160,011	155,908	80,343
Cash at end of year	$ 140,607	$ 160,011	$ 155,908